Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Acquired Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 251	$ 100	$ 38
Intangible assets gross, Ending balance	283	251	100
Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	426	236	90
Additions during the period	14	13	1
Acquisition through business combination (Refer to Note 2.10)	72	193	61
Reclassified on account of adoption of IFRS 16		(10)
Reclassified under assets held for sale			90
Translation differences	13	(6)	(6)
Intangible assets gross, Ending balance	525	426	236
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(175)	(136)	(52)
Amortization expense	(63)	(43)	(32)
Reclassified on account of adoption of IFRS 16		1
Reduction in value (Refer note no. 2.10)			(13)
Reclassified under assets held for sale			(40)
Translation differences	(4)	3	1
Intangible assets gross, Ending balance	(242)	(175)	(136)
Customer related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	148	55	24
Intangible assets gross, Ending balance	$ 143	$ 148	$ 55
Customer related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	1 year	1 year	1 year
Estimated Remaining Useful Life (in years)	1 year	0 years	0 years
Customer related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	15 years	15 years	10 years
Estimated Remaining Useful Life (in years)	13 years	14 years	7 years
Customer related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 248	$ 136	$ 68
Acquisition through business combination (Refer to Note 2.10)	24	116	47
Reclassified under assets held for sale			24
Translation differences	10	(4)	(3)
Intangible assets gross, Ending balance	282	248	136
Customer related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(100)	(81)	(44)
Amortization expense	(37)	(21)	(16)
Reduction in value (Refer note no. 2.10)			(13)
Reclassified under assets held for sale			(9)
Translation differences	(2)	2	1
Intangible assets gross, Ending balance	(139)	(100)	(81)
Software related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	33	20
Intangible assets gross, Ending balance	$ 45	$ 33	$ 20
Estimated Remaining Useful Life (in years)			1 year
Software related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	0 years
Software related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years	10 years	8 years
Estimated Remaining Useful Life (in years)	8 years	9 years
Software related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 92	$ 64	$ 3
Additions during the period	14	13	1
Acquisition through business combination (Refer to Note 2.10)	4	16
Reclassified under assets held for sale			60
Translation differences	2	(1)
Intangible assets gross, Ending balance	112	92	64
Software related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(59)	(44)	(3)
Amortization expense	(7)	(15)	(13)
Reclassified under assets held for sale			(28)
Translation differences	(1)
Intangible assets gross, Ending balance	(67)	(59)	(44)
Marketing Related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	23	8	2
Intangible assets gross, Ending balance	$ 26	$ 23	$ 8
Marketing Related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	5 years	5 years
Estimated Remaining Useful Life (in years)	1 year	1 year	2 years
Marketing Related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years	10 years	10 years
Estimated Remaining Useful Life (in years)	9 years	10 years	8 years
Marketing Related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 32	$ 14	$ 4
Acquisition through business combination (Refer to Note 2.10)	8	18	5
Reclassified under assets held for sale			6
Translation differences			(1)
Intangible assets gross, Ending balance	40	32	14
Marketing Related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(9)	(6)	(2)
Amortization expense	(5)	(3)	(1)
Reclassified under assets held for sale			(3)
Intangible assets gross, Ending balance	(14)	(9)	(6)
Others
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	47	8	2
Intangible assets gross, Ending balance	$ 69	$ 47	$ 8
Others | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	1 year	2 years
Others | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	7 years	5 years	5 years
Estimated Remaining Useful Life (in years)	7 years	5 years	3 years
Others | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 54	$ 12	$ 4
Acquisition through business combination (Refer to Note 2.10)	36	43	9
Translation differences	1	(1)	(1)
Intangible assets gross, Ending balance	91	54	12
Others | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(7)	(4)	(2)
Amortization expense	(14)	(4)	(2)
Translation differences	(1)	1
Intangible assets gross, Ending balance	$ (22)	(7)	(4)
Land Use Rights Related Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance		9	10
Intangible assets gross, Ending balance			$ 9
Estimated Useful Life (in years)			50 years
Estimated Remaining Useful Life (in years)			42 years
Land Use Rights Related Intangible Assets | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance		10	$ 11
Reclassified on account of adoption of IFRS 16		(10)
Translation differences			(1)
Intangible assets gross, Ending balance			10
Land Use Rights Related Intangible Assets | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance		(1)	(1)
Reclassified on account of adoption of IFRS 16		$ 1
Intangible assets gross, Ending balance			$ (1)